Business Segments (Narrative) (Details) ¥ in Billions	6 Months Ended
	Sep. 30, 2023 segment	Sep. 30, 2022 JPY (¥)
Segment Reporting Information [Line Items]
Number of operating segments | segment	7
Operating Segments | Digital Service Business Group | Customer Business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		¥ 3.5
Operating Segments | Global Corporate & Investment Banking Business Group | Customer Business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		0.8
Operating Segments | Global Commercial Banking Business Group | Customer Business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		0.3
Operating Segments | Retail & Commercial Banking Business Group | Customer Business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(3.0)
Operating Segments | Global Markets Business Group | Customer Business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(0.6)
Other
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		¥ (1.0)